Gross and Net Realized Investment Gains (Losses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment gains/losses [Line Items]
OTTI	$ (257)	$ (387)	$ (184)
Net realized investment gains (losses)	(323)	(205)	583
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales and exchanges	52	1,130	895
Gross losses on sales and exchanges	(167)	(949)	(133)
OTTI	(257)	(387)	(184)
Net gains (losses) on available-for-sale securities	(372)	(206)	578
Other	49	1	5
Net realized investment gains (losses)	$ (323)	$ (205)	$ 583